Vessels, Net	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Vessel, Net

5.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2013	$930,011	$(120,010)	$810,001
Transfer from Advances for vessel acquisitions and vessels under construction	82,593	—	82,593
Depreciation expense	—	(37,394)	(37,394)
Balance, December 31, 2013	$1,012,604	$(157,404)	$855,200
Transfer from Advances for vessel acquisitions and vessels under construction	148,307	—	148,307
Depreciation expense	—	(43,084)	(43,084)
Balance, December 31, 2014	$1,160,911	$(200,488)	$960,423

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2013: Paraskevi, Pedhoulas Commander, Zoe and Xenia; and
  During the year ended December 31, 2014: Lake Despina (ex Hull 8126), Kypros Land (ex Hull 1659), Kypros Sea (ex Hull 1660) and Kypros Unity (ex Hull 821).

As of December 31, 2014, all vessels with a carrying value of $960,423 have been provided as collateral to secure the Company's bank loans as discussed in Note 8.